Taxation - Reconciliation (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2020	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation
Reported tax rate (as a percentage)			(29.00%)
Deferred tax (credit)/charge relating to reduction in US and other tax rates			$ (616)	$ (16)	$ (25)
Tax rate adjustment, term				13 years
Reported tax rate excluding effects of adjustment (as a percentage)			22.00%
Cash tax paid			$ 454
Cash tax paid as a percentage of profit before tax (as a percentage)			20.00%
Prior period current tax adjustment			$ 105	$ 67	186
Net reductions in provisions for tax contingencies					259
Deferred tax for unremitted earnings of Group companies overseas			0
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised			$ 8,359	$ 6,884	$ 6,957
Tax rate (as a percentage)			19.25%	20.00%	20.25%
Tax charge			$ 1
Profit before tax			2,227	$ 3,552	$ 3,069
Notional taxation charge at UK corporation tax rate of 20% (2016: 20.25%; 2015: 21.5%)			429	710	621
Differences in effective overseas tax rates			(212)	(233)	(144)
Unrecognised deferred tax asset			(105)	242	149
Items not deductible for tax purposes			203	132	29
Items not chargeable for tax purposes			(14)	(7)
Other items			(133)	(538)	(75)
Adjustments in respect of prior periods			(193)	(144)	(312)
Taxation recognised in the profit for the period			(641)	$ 146	$ 243
Write down of previously recognised deferred tax asset			$ 126
US
Taxation
Tax rate (as a percentage)		21.00%	35.00%
Tax credit			$ 617
UK
Taxation
Deferred tax (credit)/charge relating to reduction in US and other tax rates			472
Forecast
Taxation
UK Statutory Corporation Tax rate	18.00%				20.00%
UK Statutory Corporation Tax Rate after reduction
Taxation
UK Statutory Corporation Tax rate	17.00%			18.00%
Agreements between tax authorities in respect of transfer pricing arrangements
Taxation
Tax credit			178
Tax charge			45
Expiry of relevant statute of limitations
Taxation
Tax credit				$ 453
Provision build for transfer pricing contingencies
Taxation
Tax credit				280
Tax charge				$ 195
Internal transfers of intellectual property
Taxation
Tax credit					$ 256
Tax charge					$ 181
Deferred tax benefits acquired as part of a business combination
Taxation
Other items			$ 17